Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions [Abstract]
Schedule of Estimated Fair Values of the Assets, Liabilities and Net Assets

The following table presents, on a condensed basis, the estimated fair values of the assets, liabilities and net assets that were acquired:

Assets:
Cash and cash equivalents and segregated cash	$2,119,445
Receivables from brokers, dealers, and clearing organizations	88,455
Receivables from customers	52,551
Prepaid expenses and other assets	153,342
Intangible asset	2,962,202
Liabilities:
Payables due to customers	(88,210)
Payables due to brokers, dealers, and clearing organizations	(52,468)
Accrued expenses and other liabilities	(9,614)
Deferred tax liability	(651,684)
Net assets acquired	$4,574,019
The following table presents the fair value of the net assets acquired.
Cash and cash equivalents	$1,048,480
Prepaid expenses and other assets	708,912
Software	657,793
Goodwill	5,197,438
Accrued expenses and other current liabilities	(612,623)
Net assets acquired	$7,000,000
The following table presents, on a condensed basis, the preliminary fair value of the net assets that were acquired.
Assets
Cash and cash equivalents	$6,571,007
Cash and cash equivalents segregated under federal and foreign requirements	65,465,947
Receivables from brokers, dealers, and clearing organizations	6,875,001
Prepaid expenses and other current assets	1,742,645
Intangible assets	36,302,000
Goodwill	25,066,700
Other non-current assets	527,863
Liabilities
Payables due to customers	64,109,612
Accounts payable and other accrued expenses	2,119,908
Deferred tax liabilities	8,212,023
Net assets acquired	$68,109,620

Schedule of Components of the Purchase Consideration	The following presents the components of the Purchase Consideration.
Cash consideration	$5,000,000
Elimination of pre-acquisition loan	2,000,000
Fair value of consideration transferred	$7,000,000

The fair value of the individual components of the Purchase Consideration is presented below.

Cash consideration	$27,534,365
Fair value of ordinary shares issued to Webull Pay shareholders	40,575,255
Total consideration transferred	$68,109,620